Standardized Measure of Discounted Future Cash Flows (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Abstract]
Future cash flows	$ 1,363,349,591	$ 2,389,844,493
Production	(456,088,889)	(649,398,768)
Development	(289,026,333)	(320,222,400)
Future inflows before income tax	618,234,369	1,420,223,325
Future income taxes	(66,565,870)	(353,602,580)
Future net cash flows	551,668,499	1,066,620,745
10% annual discount for estimated timing of cash flows	(283,242,412)	(517,581,023)
Standardized measure of discounted future net cash flows	$ 268,426,087	$ 549,039,722	$ 302,771,526